Segment Information - Schedule of Segment Reporting Information, by Segment (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Operating and formation costs	$ 389,191		$ 537,407		$ 743,010	$ 1,584,448	$ 2,225,820	$ 2,070,143
Loss from operations	(389,191)		(537,407)		(743,010)	(1,584,448)	(2,225,820)	(2,070,143)
Total other expenses, net	(1,827,175)		17,647,237		(4,839,115)	(3,315,683)	(78,818)	(460,799)
Loss before income taxes	(2,216,366)		17,109,830		(5,582,125)	(4,900,131)	(2,304,638)	(2,530,942)
Net loss	$ (2,214,684)	$ (3,367,514)	$ 17,103,566	$ (22,015,739)	$ (5,582,198)	$ (4,912,173)	$ (2,304,638)	$ (2,549,111)